                                               SEMI-ANNUAL REPORT, June 30, 1997
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671
--------------------------------------------------------------------------------
                                                                 August 20, 1997
Dear Shareholder:
For the first two quarters of 1997, the Navellier Mid Cap Growth Portfolio gained 10.81%, the Navellier Aggressive Growth Portfolio lost (1.71)%, and the Navellier Aggressive Small Cap Portfolio gained 14.32% (for the period March 17, 1997 to June 30, 1997). During the first two quarters of 1997, the NASDAQ Composite* was up 11.70%.
During the first half of the year the NASDAQ Composite has been dominated by the 100 largest capitalization NASDAQ stocks, such as Intel and Microsoft, which have performed spectacularly during
                     COMPARISON IN CHANGES IN THE VALUE OF
                              A $10,000 INVESTMENT

EDGAR
REPRESENTATION
OF DATA POINTS
USED IN
PRINTED
GRAPHIC
                 AGGRESSIVE GROWTH
                     PORTFOLIO
                  AGRESSIVE GROWTH       RUSSELL 2000   NASDAQ COMPOSITE
12/31/1995                   $10,000.00    $10,000.00          $10,000.00
1/31/1996                     $9,639.64     $9,981.33          $10,072.80
2/29/1996                    $10,630.63    $10,283.57          $10,455.46
3/31/1996                    $11,341.34    $10,468.40          $10,468.29
4/30/1996                    $13,033.03    $11,022.57          $11,315.33
5/31/1996                    $14,054.05    $11,452.04          $11,818.22
6/30/1996                    $13,063.06    $10,970.03          $11,263.06
7/31/1996                    $11,191.19    $10,000.95          $10,270.50
8/31/1996                    $11,861.86    $10,566.83          $10,849.42
9/30/1996                    $12,742.74    $10,962.75          $11,661.30
10/31/1996                   $12,162.16    $10,778.55          $11,609.88
11/30/1996                   $12,232.23    $11,207.08          $12,285.65
12/31/1996                   $12,262.26    $11,476.09          $12,270.63
1/31/1997                    $12,452.45    $11,692.57          $13,114.82
2/28/1997                    $10,890.89    $11,395.07          $12,441.43
3/31/1997                    $10,680.68    $10,841.54          $11,611.68
4/30/1997                    $10,540.54    $10,855.46          $11,982.93
5/31/1997                    $11,301.30    $12,050.51          $13,309.38
6/30/1997                    $12,052.05    $12,544.55          $13,706.20

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MID CAP GROWTH PORTFOLIO
                           MID CAP GROWTH   RUSSELL 2000   NASDAQ COMPOSITE
11/30/1996                      $10,000.00    $10,000.00          $10,000.00
12/31/1996                      $10,270.00    $10,240.04           $9,987.78
1/31/1997                       $10,460.00    $10,433.20          $10,674.91
2/28/1997                       $10,290.00    $10,167.74          $10,126.80
3/31/1997                        $9,980.00     $9,673.83           $9,451.42
4/30/1997                       $10,270.00     $9,686.26           $9,753.60
5/31/1997                       $10,830.00    $10,752.59          $10,833.28
6/30/1997                       $11,380.00    $11,193.41          $11,156.27

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    AGGRESSIVE SMALL CAP
         PORTFOLIO
                              AGRESSIVE SMALL CAP  RUSSELL 2000   NASDAQ COMPOSITE
3/31/1997                              $10,000.00    $10,000.00          $10,000.00
4/30/1997                              $10,012.97    $10,012.84          $10,319.72
5/31/1997                              $10,843.06    $11,115.13          $11,462.06
6/30/1997                              $11,595.33    $11,570.82          $11,803.80

                                                  [PERFORMANCE CHART]
The above charts and performance numbers assume reinvestment of all distributions.
Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
+ THE DATE OF INCEPTION FOR THE AGGRESSIVE GROWTH PORTFOLIO, MID CAP GROWTH
  PORTFOLIO AND AGGRESSIVE SMALL CAP PORTFOLIO WAS DECEMBER 28, 1995, NOVEMBER 26, 1996 AND MARCH 17, 1997, RESPECTIVELY.

  the first half of 1997. Unfortunately, due to the small or mid capitalization bias for all Navellier mutual funds, we did not own Intel or Microsoft or hardly any of the top 100 largest capitalization NASDAQ stocks.

  Investor optimism became even more bullish during the second quarter of 1997 due to the excellent economic environment. The U.S. economy has cooled off quickly from its torrid pace in the first quarter (5.9% annual GNP growth). During the first six months of 1997, wholesale prices have fallen dramatically, their largest decrease in 45 years. Retail sales fell for three consecutive months, lending further support to the widespread opinion that the Federal Reserve Board will not raise interest rates in the near future.

  The small-to-mid capitalization sector of the stock market really started to perk up in May 1997 and has performed spectacularly since then. Prior to May 1997, large capitalization stocks had grossly outperformed small-to-mid capitalization stocks because investors were in love with liquidity. However, since May 1997, NASDAQ trading volume has surged and small-to-mid capitalization stocks are exhibiting tremendous relative strength and should continue to outperform large capitalization stocks, provided that NASDAQ trading volume remains strong. One of the reasons why small-to-mid capitalization stocks performed well in May 1997 was due to the fact that the breadth and power of the S&P 500 started to deteriorate due to forecasts of decelerating earnings momentum for the S&P 500. In addition the fundamentals of the small caps remained more attractive than the large caps as evidenced by the relatively high price/earnings ratios of the S&P 500 and Dow Industrials.

  These forecasts of deteriorating earnings momentum have come to fruition, and now the S&P 500 is undergoing a correction. We expect that the current correction will be rotational in nature where one industry group gets "hit" and another industry group "rallies". Our favorite NASDAQ stocks have been exhibiting tremendous relative strength while the S&P 500 has been suffering during the current correction. Most small-to-mid capitalization stocks have not rallied anywhere near as much as their large capitalization counterparts during the past year, so we expect that our small-to-mid capitalization mutual funds will be vulnerable in the upcoming weeks. Furthermore, our small-to-mid capitalization stocks have superior earnings growth relative to their large capitalization counterparts and should be inherently more resilient during a correction. When all the dust settles and the current rotational correction ends, we expect that many of our favorite small-to-mid capitalization stocks will emerge as the new stock market leaders. We are especially excited about the prospects for our small-to-mid capitalization stocks for the remainder of 1997, since on a growth-to-price multiple basis, our stocks are undervalued by historical standards.

  We are proud to announce that on July 15, 1997, Navellier Management Inc. regained control of the Navellier Aggressive Small Cap Equity Fund (NASCX) that had been temporarily managed by Massachusetts Financial Services (MFS) for 120 days. The Fund has resumed trading under its old name and ticker symbol (NASCX).

  Always feel free to contact us if you have any questions or if we can help you in any way.

  Sincerely,

      [SIGNATURE]

  LOUIS G. NAVELLIER

  THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER PERFORMANCE FUNDS PROSPECTUS.

  * THE NASDAQ COMPOSITE IS AN UNMANAGED INDEX CONSISTING OF APPROXIMATELY 5,500 STOCKS. IT IS CONSIDERED REPRESENTATIVE OF THE STOCK MARKET AS A WHOLE. IT IS NOT AN INVESTMENT PRODUCT AVAILABLE FOR PURCHASE.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
AGGRESSIVE GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)

----------------------------------------------------------------
COMMON STOCKS -- 97.66%
  OF TOTAL INVESTMENTS
AEROSPACE -- 2.16%
  29,500  Thiokol Corp.                             $  2,065,000
                                                    ------------
APPAREL -- 4.43%
  50,000  V.F. Corp.                                   4,237,500
                                                    ------------
AUTO PARTS: ORIGINAL EQUIPMENT
 MANUFACTURER -- 4.97%
 100,000  Masco Tech, Inc.                             2,087,500
  75,000  Smith (A.O.) Corp.                           2,667,188
                                                    ------------
                                                       4,754,688
                                                    ------------
AUTOMOTIVE AFTERMARKET -- 2.71%
  40,000  SPX Corp.                                    2,592,500
                                                    ------------
BANKS -- 2.00%
  39,600  Northern Trust Corp.                         1,915,650
                                                    ------------
CLOTHING/SHOE/ACCESSORY STORES -- 0.75%
  42,600  Paul Harris Stores, Inc.*                      713,550
                                                    ------------
COMPUTER HARDWARE -- 8.65%
  20,000  Compaq Computer Corp.*                       1,985,000
 180,000  Quantum Corp.*                               3,656,250
  83,200  Western Digital Corp.*                       2,631,200
                                                    ------------
                                                       8,272,450
                                                    ------------
COMPUTER SOFTWARE -- 2.79%
  60,000  Manugistics Group, Inc.*                     2,670,000
                                                    ------------
DIVERSIFIED MANUFACTURING -- 4.36%
  60,000  Tyco International, Ltd.*                    4,173,750
                                                    ------------
ELECTRONIC DATA PROCESSING
 SERVICES -- 3.97%
  60,000  Computer Task Group, Inc.                    2,235,000
  30,000  Keane, Inc.*                                 1,560,000
                                                    ------------
                                                       3,795,000
                                                    ------------
ELECTRONIC DISTRIBUTORS -- 1.68%
  52,500  Cellstar Corp.*                              1,607,812
                                                    ------------
----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
ELECTRONIC PRODUCTION EQUIPMENT -- 1.67%
  50,000  Orbotech, Ltd.*                           $  1,593,750
                                                    ------------
FINANCE COMPANIES -- 1.70%
  60,000  Imperial Credit Mortgage Holdings, Inc.      1,627,500
                                                    ------------
FLUID CONTROLS -- 0.85%
  45,000  Gorman Rupp Co.                                810,000
                                                    ------------
FOOD -- 2.48%
  40,000  Interstate Bakeries Corp.                    2,372,500
                                                    ------------
HOMEBUILDING -- 1.40%
  40,000  Fairfield Communities, Inc.*                 1,345,000
                                                    ------------
INDUSTRIAL SPECIALTIES -- 2.24%
  80,000  Premark International, Inc.                  2,140,000
                                                    ------------
INSURANCE -- 1.24%
 100,000  Reliance Group Holdings, Inc.                1,187,500
                                                    ------------
MOTOR VEHICLES -- 1.27%
  50,000  Monaco Coach Corp.*                          1,212,500
                                                    ------------
NEWSPAPERS -- 8.07%
  50,000  Central Newspapers, Inc.                     3,581,250
  20,800  Gannett, Inc.                                2,054,000
  50,000  Scripps (E.W.) Co., Class A                  2,081,250
                                                    ------------
                                                       7,716,500
                                                    ------------
OFFICE EQUIPMENT -- 1.50%
  40,000  Herman Miller, Inc.                          1,440,000
                                                    ------------
OIL AND GAS PRODUCTION -- 4.65%
  60,000  Ocean Energy, Inc.*                          2,775,000
  70,000  Swift Energy Co.*                            1,671,250
                                                    ------------
                                                       4,446,250
                                                    ------------
OILFIELD SERVICES/EQUIPMENT -- 4.52%
  50,000  Smith International, Inc.*                   3,037,500
  40,000  Varco International, Inc.*                   1,290,000
                                                    ------------
                                                       4,327,500
                                                    ------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
AGGRESSIVE GROWTH PORTFOLIO

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
PHARMACEUTICALS -- 5.63%
  71,250  Medicis Pharmaceuticals Corp.*            $  3,553,594
  20,000  Smithkline Beecham, PLC (ADR)                1,832,500
                                                    ------------
                                                       5,386,094
                                                    ------------
PRINTING -- 4.47%
 150,000  Mail-Well, Inc.*                             4,275,000
                                                    ------------
SEMICONDUCTORS AND RELATED -- 8.16%
  70,000  Advanced Micro Devices, Inc.*                2,520,000
  50,000  IEC Electronics Corp.*                         706,250
  61,000  Innovex, Inc.                                1,776,625
  50,000  National Semiconductor Corp.*                1,531,250
  50,000  QLogic Corp.*                                1,275,000
                                                    ------------
                                                       7,809,125
                                                    ------------

----------------------------------------------------------------
                                                    MARKET VALUE
  SHARES                                                (NOTE 1)
----------------------------------------------------------------
COMMON STOCKS  (CONTINUED)
STEEL -- 3.51%
 200,000  National Steel Corp., Class B*            $  3,362,500
                                                    ------------
TELECOMMUNICATIONS EQUIPMENT -- 2.92%
  50,000  Tellabs, Inc.*                               2,793,750
                                                    ------------
TRUCKS -- 2.91%
  60,000  PACCAR, Inc.                                 2,786,250
                                                    ------------
TOTAL COMMON STOCKS
 (COST $81,078,633)                                   93,429,619
                                                    ------------
MONEY MARKET FUNDS -- 2.34%
2,235,434 Fund for Government Investors
            (Cost $2,235,434)                          2,235,434
                                                    ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $83,314,067)                                 $ 95,665,053
                                                    ------------
                                                    ------------

*    NON-INCOME PRODUCING.
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
MID CAP GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS -- 96.30%
  OF TOTAL INVESTMENTS
AEROSPACE -- 3.06%
    2,900  Thiokol Corp.                  $   203,000
                                          ------------
AIRLINES -- 2.74%
    5,200  USAir Group, Inc.*                 182,000
                                          ------------
APPAREL/FABRIC -- 1.51%
    2,100  Jones Apparel Group, Inc.*         100,275
                                          ------------
BANKS -- 13.07%
    1,300  Commerce Bancshares, Inc.           58,825
    2,400  First of America Bank Corp.        109,800
      200  First Empire St. Corp.              67,400
    3,000  Marshall & Ilsley Corp.            121,875
    1,575  Old Kent Financial Corp.            85,050
    2,400  Provident Financial Group,
             Inc.                             102,600
    1,000  Republic New York Corp.            107,500
    2,900  Star Banc Corp.                    122,525
    2,000  Wilmington Trust Corp.              91,500
                                          ------------
                                              867,075
                                          ------------
BUILDING MATERIALS -- 0.95%
      800  Vulcan Materials Co.                62,800
                                          ------------
BUILDING PRODUCTS -- 1.69%
    2,500  American Standard Companies,
             Inc.*                            111,875
                                          ------------
COMPUTER HARDWARE -- 1.91%
    4,000  Western Digital Corp.*             126,500
                                          ------------
COMPUTER SOFTWARE -- 2.30%
    3,200  Compuware Corp.*                   152,800
                                          ------------
CONTACT DRILLING -- 3.18%
    1,800  Ensco International, Inc.*          94,950
    5,000  Global Marine, Inc.*               116,250
                                          ------------
                                              211,200
                                          ------------
CONTAINERS/PACKAGING -- 0.98%
    2,100  Owens Illinois, Inc.*               65,100
                                          ------------
COSMETICS -- 1.27%
    3,000  Alberto Culver Co.                  84,000
                                          ------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
DIVERSIFIED MANUFACTURING -- 2.60%
    5,200  Coltec Industries, Inc.*       $   101,400
    2,000  US Industries, Inc.*                71,250
                                          ------------
                                              172,650
                                          ------------
ELECTRONIC DATA PROCESSING SERVICES -- 2.20%
    2,800  Keane, Inc.*                       145,600
                                          ------------
ENERGY -- 1.92%
    1,800  AES Corp.*                         127,350
                                          ------------
FARMING/SEEDS/MILLING -- 1.20%
    1,000  DEKALB Genetics Corp.               79,750
                                          ------------
FOOD -- 6.37%
    2,900  Dean Foods Co.                     117,085
    6,000  Flowers Industries, Inc.           100,875
    2,000  Interstate Bakeries Corp.          118,625
    1,400  Smithfield Foods, Inc.*             86,100
                                          ------------
                                              422,685
                                          ------------
FOREST PRODUCTS -- 1.94%
    4,000  Plum Creek Timber Co., LP          128,500
                                          ------------
INDUSTRIAL SPECIALTIES -- 2.02%
    5,000  Premark International, Inc.        133,750
                                          ------------
INSURANCE -- 6.55%
    1,000  ACE, Ltd.                           73,875
    2,000  Conseco, Inc.                       74,000
    1,100  Exel, Ltd.                          58,025
      300  Progressive Corp.                   26,100
    5,200  Reliance Group Holdings, Inc.       61,750
    1,000  Torchmark Corp.                     71,250
      700  Transatlantic Holdings, Inc.        69,475
                                          ------------
                                              434,475
                                          ------------
METAL FABRICATIONS -- 4.26%
    2,100  Evi, Inc.*                          88,200
    1,000  Precision Castparts Corp.           59,625
    3,800  Timken Co.                         135,138
                                          ------------
                                              282,963
                                          ------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
MID CAP GROWTH PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
MULTI-SECTOR COMPANIES -- 0.88%
    1,400  Crane Co.                      $    58,538
                                          ------------
NEWSPAPERS -- 4.29%
    2,000  Central Newspapers, Inc.           143,250
    2,100  McClatchy Newspaper, Inc.           61,688
      200  Washington Post Co., Class B        79,600
                                          ------------
                                              284,538
                                          ------------
OIL/GAS DISTRIBUTORS -- 0.79%
      800  Columbia Gas Systems, Inc.          52,200
                                          ------------
OILFIELD SERVICES/EQUIPMENT -- 3.85%
    2,000  Camco International, Inc.          109,500
    2,400  Smith International, Inc.*         145,800
                                          ------------
                                              255,300
                                          ------------
PAINTS/COATINGS -- 1.16%
    2,600  Valspar Corp.                       77,025
                                          ------------
PAPER -- 2.36%
    7,500  Fibermark, Inc.*                   156,563
                                          ------------
RETAILERS -- 4.15%
    2,000  CVS Corp.                          102,500
    2,500  Dollar General Corp.                93,750
    1,710  Safeway, Inc.*                      78,874
                                          ------------
                                              275,124
                                          ------------
SAVINGS BANKS -- 2.98%
    1,500  Ahmanson (H.F.) and Co.             64,500
    2,000  Greenpoint Financial Corp.         133,125
                                          ------------
                                              197,625
                                          ------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
SEMICONDUCTOR AND RELATED -- 7.18%
    3,000  Dallas Semiconductor Corp.     $   117,750
    3,000  Jabil Circuit, Inc.*               251,625
    3,500  National Semiconductor Corp.*      107,188
                                          ------------
                                              476,563
                                          ------------
SHOE MANUFACTURING -- 1.37%
    3,000  Wolverine World Wide, Inc.          91,125
                                          ------------
SOFT DRINKS -- 2.08%
    4,200  Panamerican Beverages, Inc.,
             Class A                          138,075
                                          ------------
STEEL -- 1.11%
    4,000  Tubos de Acero de Mexico,
             S.A. (ADR)*                       73,750
                                          ------------
TELECOMMUNICATIONS -- 1.19%
    2,400  Compania de Telecommunics de
             Chile (ADR)                       79,200
                                          ------------
TRUCKS -- 1.19%
    1,700  PACCAR, Inc.                        78,944
                                          ------------
TOTAL COMMON STOCKS
 (COST $5,636,573)                          6,388,918
                                          ------------
MONEY MARKET FUNDS -- 3.70%
  245,747  Fund for Government Investors
             (Cost $245,747)                  245,747
                                          ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $5,882,320)                        $ 6,634,665
                                          ------------
                                          ------------

*     NON-INCOME PRODUCING.
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
AGGRESSIVE SMALL CAP PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)

------------------------------------------------------
COMMON STOCKS -- 87.18%
  OF TOTAL INVESTMENTS
AEROSPACE -- 2.55%
    2,500  Ducommun, Inc.*                $    73,594
    3,000  GenCorp, Inc.                       69,375
                                          ------------
                                              142,969
                                          ------------
BANKS -- 2.83%
    2,000  Onbancorp, Inc.                    102,000
      600  Security Capital Corp.              56,700
                                          ------------
                                              158,700
                                          ------------
BUILDING PRODUCTS -- 6.05%
    5,000  American Woodmark Corp.             78,125
   11,000  Berger Holding, Inc.*               37,125
    2,727  Falcon Building Products,
             Inc.*                             48,404
    2,000  Interface, Inc., Class A            44,250
    3,000  Southdown, Inc.                    130,875
                                          ------------
                                              338,779
                                          ------------
CATALOG/SPECIALTY DISTRIBUTION -- 0.94%
    2,000  New England Business Service        52,625
                                          ------------
CLOTHING/SHOE/ACCESSORY STORES -- 2.36%
    3,000  Goody's Family Clothing,
             Inc.*                             82,125
    2,000  Piercing Pagoda, Inc.*              50,250
                                          ------------
                                              132,375
                                          ------------
COAL MINING -- 1.67%
    4,000  Zeigler Coal Holding Co.            93,500
                                          ------------
COMMERCIAL SERVICES -- 4.47%
    2,800  Computer Learning Centers,
             Inc.*                            117,600
    1,000  Learning Tree International,
             Inc.*                             44,375
    4,400  Market Facts, Inc.                  53,350
    3,400  Warrantech Corp.*                   35,275
                                          ------------
                                              250,600
                                          ------------
COMPUTER SOFTWARE -- 1.59%
    2,000  Manugistics Group, Inc.*            89,000
                                          ------------
CONTRACT DRILLING -- 0.81%
    1,000  Patterson Energy, Inc.*             45,375
                                          ------------
------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
DIVERSIFIED MANUFACTURING -- 1.06%
    2,000  Barnes Group, Inc.             $    59,250
                                          ------------
ELECTRONIC DATA PROCESSING SERVICES -- 2.66%
    4,000  Computer Task Group, Inc.          149,000
                                          ------------
ELECTRICAL PRODUCTS -- 5.21%
    4,000  AFC Cable Systems, Inc.*           108,000
    4,400  Encore Wire Corp.*                 134,200
    3,000  Magnetek, Inc.*                     49,875
                                          ------------
                                              292,075
                                          ------------
ELECTRONIC COMPONENTS -- 5.07%
    4,000  Innovex, Inc.                      116,500
    3,000  Plexus Corp.*                      167,437
                                          ------------
                                              283,937
                                          ------------
ENVIRONMENTAL SERVICES -- 2.73%
    5,200  Barringer Technologies, Inc.*       78,000
    4,700  Eastern Environmental
             Services                          75,200
                                          ------------
                                              153,200
                                          ------------
FINANCE COMPANIES -- 2.83%
    2,000  Imperial Credit Mortgage
             Holdings, Inc.                    54,250
    6,000  Pilgrim America Capital
             Corp.*                           104,250
                                          ------------
                                              158,500
                                          ------------
FOOD -- 2.45%
    2,000  Morningstar Group, Inc.*            58,750
    8,000  Reliv International, Inc.           52,000
    1,500  Tasty Baking Co.                    26,250
                                          ------------
                                              137,000
                                          ------------
HEALTHCARE -- 1.04%
    3,900  Counsel Corp.*                      58,013
                                          ------------
HEAVY MACHINERY/CONSTRUCTION -- 2.53%
    2,400  Gardner Denver Machinery,
             Inc.*                             71,400
    1,500  Manitowoc, Inc.                     70,125
                                          ------------
                                              141,525
                                          ------------

* NON-INCOME PRODUCING.

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
AGGRESSIVE SMALL CAP PORTFOLIO

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
HOME FURNISHINGS -- 2.36%
    8,000  O'Sullivan Industries
             Holdings, Inc.*              $   132,500
                                          ------------
INDUSTRIAL MACHINERY/COMPONENTS -- 1.25%
    2,000  Lincoln Electric Co.                70,000
                                          ------------
INSURANCE -- 3.66%
    3,000  Hooper Holmes, Inc.                 68,810
    4,000  Penn American Group, Inc.           58,500
    4,000  Presidential Life Corp.             77,500
                                          ------------
                                              204,810
                                          ------------
INSURERS -- 1.96%
    2,500  Enhance Financial Services
             Group                            109,688
                                          ------------
INVESTMENT BANKERS/BROKER SERVICES -- 1.08%
    2,000  Duff & Phelps Credit Rating
             Co.                               60,750
                                          ------------
MANUFACTURED HOUSING -- 0.92%
    4,000  Modtech, Inc.*                      51,500
                                          ------------
OIL AND GAS PRODUCTION -- 3.14%
    5,000  Clayton Williams Energy,
             Inc.*                             56,875
    3,000  McFarland Energy, Inc.*             54,938
    3,500  Snyder Oil Corp.                    64,313
                                          ------------
                                              176,126
                                          ------------
OILFIELD SERVICES/EQUIPMENT -- 2.95%
   15,000  Bolt Technology Corp.*              75,000
    3,000  Key Energy Group, Inc.*             53,438
    8,000  Superior Energy Services,
             Inc.*                             37,000
                                          ------------
                                              165,438
                                          ------------
PAINTS/COATINGS -- 0.98%
    1,000  Fuller (H.B.) Co.                   55,000
                                          ------------
PAPER -- 2.24%
    6,000  Fibermark, Inc.*                   125,250
                                          ------------
PRINTING -- 1.53%
    3,000  Mail-Well, Inc.*                    85,500
                                          ------------

------------------------------------------------------
                                          MARKET VALUE
   SHARES                                     (NOTE 1)
------------------------------------------------------
COMMON STOCKS  (CONTINUED)
RETAILERS -- 1.95%
    1,800  MacFrugal's Bargains
             Closeouts*                   $    49,050
    3,000  Tuesday Morning Corp.*              60,375
                                          ------------
                                              109,425
                                          ------------
SAVINGS BANKS -- 4.91%
    2,500  Affiliated Community Bancorp,
             Inc.                              58,750
      400  Citfed Bancorp, Inc.                15,500
    2,000  New York Bancorp, Inc.              69,500
    3,000  Norwich Financial Corp.             64,875
    2,000  St. Paul Bancorp, Inc.              66,250
                                          ------------
                                              274,875
                                          ------------
SEMICONDUCTORS AND RELATED -- 3.64%
    1,500  Dallas Semiconductor Corp.          58,875
    1,000  Jabil Circuit, Inc.*                83,875
    2,400  Qlogic Corp.*                       61,200
                                          ------------
                                              203,950
                                          ------------
SPECIALTY CHEMICALS -- 1.10%
    1,000  Petrolite Corp.                     61,875
                                          ------------
TELEPHONE/COMMUNICATIONS -- 0.92%
    3,000  U.S. Long Distance Corp.*           51,750
                                          ------------
TEXTILES -- 1.21%
    8,000  Dyersburg Corp.                     68,000
                                          ------------
TOBACCO -- 1.79%
    3,000  Mafco Consolidated Group,
             Inc.*                            100,500
                                          ------------
TRUCKING -- 0.74%
    1,300  Mark VII, Inc.*                     41,600
                                          ------------
TOTAL COMMON STOCKS
 (COST $4,331,402)                          4,884,960
                                          ------------
MONEY MARKET FUNDS -- 12.82%
  718,335  Fund for Government Investors
             (Cost $718,335)                  718,335
                                          ------------
TOTAL INVESTMENTS -- 100.00%
 (COST $5,049,737)                        $ 5,603,295
                                          ------------
                                          ------------

*     NON-INCOME PRODUCING.
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                            AGGRESSIVE     MID CAP    AGGRESSIVE
                                                                              GROWTH       GROWTH      SMALL CAP
                                                                            PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                           ------------  -----------  -----------
ASSETS
  Securities at Cost.....................................................  $ 83,314,067  $ 5,882,320  $ 5,049,737
                                                                           ------------  -----------  -----------
                                                                           ------------  -----------  -----------
  Securities at Value (Note 1)...........................................  $ 95,665,053  $ 6,634,665  $ 5,603,295
  Receivable for Securities Sold.........................................     2,371,348           --           --
  Receivable for Shares Sold.............................................        32,029          816       18,458
  Interest Receivable....................................................        14,285          827        1,040
  Dividends Receivable...................................................        55,294        3,705        1,130
  Unamortized Organizational Costs (Note 1)..............................        87,990           --           --
                                                                           ------------  -----------  -----------
    Total Assets.........................................................    98,225,999    6,640,013    5,623,923
                                                                           ------------  -----------  -----------
LIABILITIES
  Payable for Shares Redeemed............................................       157,969        3,485           --
  Payable for Securities Purchased.......................................     1,817,456           --      344,081
  Investment Advisory Fee Payable (Note 2)...............................        97,067        6,609        4,231
  Administrative Fee Payable (Note 2)....................................        19,413        1,322          920
  Distribution Plan Fee Payable (Note 4).................................        19,413        1,322           --
  Other Payables and Accrued Expenses....................................        19,413        1,322          552
  Organizational Expenses Payable to Adviser (Note 1)....................        87,990           --           --
                                                                           ------------  -----------  -----------
    Total Liabilities....................................................     2,218,721       14,060      349,784
                                                                           ------------  -----------  -----------
NET ASSETS...............................................................  $ 96,007,278  $ 6,625,953  $ 5,274,139
                                                                           ------------  -----------  -----------
                                                                           ------------  -----------  -----------
SHARES OUTSTANDING.......................................................     7,972,976      582,370      294,943
                                                                           ------------  -----------  -----------
                                                                           ------------  -----------  -----------
NET ASSET VALUE PER SHARE................................................        $12.04       $11.38       $17.88
                                                                                 ------  -----------  -----------
                                                                                 ------  -----------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                      AGGRESSIVE       MID CAP       AGGRESSIVE
                                        GROWTH          GROWTH       SMALL CAP
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     -------------   ------------   ------------
                                                                      FOR THE
                                             FOR THE SIX            PERIOD ENDED
                                             MONTHS ENDED             JUNE 30,
                                            JUNE 30, 1997              1997*
                                             (UNAUDITED)            (UNAUDITED)
                                     ----------------------------   ------------
INVESTMENT INCOME
  Interest (Note 1)................  $     98,044    $     9,351    $     5,835
  Dividends (Note 1)...............       276,303         21,294          3,812
                                     -------------   ------------   ------------
    Total Investment Income........       374,347         30,645          9,647
                                     -------------   ------------   ------------
EXPENSES
  Investment Advisory Fee (Note
    2).............................       545,939         26,120          9,299
  Administrative Fee (Note 2)......       109,188          5,224          2,022
  Distribution Plan Fees (Note
    4).............................       109,188          5,224             --
  Transfer Agent and Custodian Fee
    (Note 3).......................        92,603         16,171         13,732
  Registration Fees................        36,566         11,618         24,602
  Shareholder Reports and
    Notices........................        27,147          1,165            416
  Trustees' Fees...................         5,000          5,000          5,000
  Organizational Expense (Note
    1).............................        12,600             --             --
  Insurance........................        11,849            649            402
  Audit Fees.......................        11,319          1,431             --
  Other Expenses...................           711             --             --
                                     -------------   ------------   ------------
    Total Expenses.................       962,110         72,602         55,473
    Less Expenses Reimbursed by
      Investment Adviser
      (Note 2).....................       (88,608)       (30,810)       (42,939)
                                     -------------   ------------   ------------
      Net Expenses.................       873,502         41,792         12,534
                                     -------------   ------------   ------------
NET INVESTMENT LOSS................      (499,155)       (11,147)        (2,887)
                                     -------------   ------------   ------------
Net Realized Gain (Loss) on
  Investment Transactions..........    (2,028,771)      (114,852)         3,421
Net Change in Unrealized
  Appreciation of Investments......     2,522,669        716,901        553,558
                                     -------------   ------------   ------------
NET GAIN ON INVESTMENTS............       493,898        602,049        556,979
                                     -------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $     (5,257)   $   590,902    $   554,092
                                     -------------   ------------   ------------
                                     -------------   ------------   ------------

*FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                AGGRESSIVE GROWTH                  MID CAP GROWTH             AGGRESSIVE SMALL CAP
                                                    PORTFOLIO                         PORTFOLIO                    PORTFOLIO
                                          -----------------------------   ---------------------------------   --------------------
                                           FOR THE SIX    FOR THE YEAR     FOR THE SIX      FOR THE PERIOD       FOR THE PERIOD
                                          MONTHS ENDED        ENDED        MONTHS ENDED         ENDED                ENDED
                                          JUNE 30, 1997   DECEMBER 31,    JUNE 30, 1997      DECEMBER 31,       JUNE 30, 1997**
                                           (UNAUDITED)        1996         (UNAUDITED)          1996*             (UNAUDITED)
                                          -------------   -------------   --------------   ----------------   --------------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........  $   (499,155)   $   (927,543)    $   (11,147)       $      772           $   (2,887)
  Net Realized Gain (Loss) on Investment
    Transactions........................    (2,028,771)    (12,055,596)       (114,852)               --                3,421
  Net Change in Unrealized Appreciation
    of Investments......................     2,522,669       9,828,401         716,901            35,444              553,558
                                          -------------   -------------   --------------   ----------------       -----------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................        (5,257)     (3,154,738)        590,902            36,216              554,092
                                          -------------   -------------   --------------   ----------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............            --              --              --              (772)                  --
  From Net Realized Capital Gains.......            --              --              --                --                   --
                                          -------------   -------------   --------------   ----------------       -----------
    Total Distributions to
      Shareholders......................            --              --              --              (772)                  --
                                          -------------   -------------   --------------   ----------------       -----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....    60,460,545     172,216,916       5,486,462         1,614,544            5,460,401
  Reinvestment of Distributions.........            --              --              --               772                   --
  Cost of Shares Redeemed...............   (59,694,298)    (74,115,827)     (1,093,431)           (8,740)            (740,354)
                                          -------------   -------------   --------------   ----------------       -----------
    Net Increase in Net Assets Resulting
      from Share Transactions...........       766,247      98,101,089       4,393,031         1,606,576            4,720,047
                                          -------------   -------------   --------------   ----------------       -----------
    TOTAL INCREASE IN NET ASSETS........       760,990      94,946,351       4,983,933         1,642,020            5,274,139
NET ASSETS -- Beginning of Period.......    95,246,288         299,937       1,642,020                --                   --
                                          -------------   -------------   --------------   ----------------       -----------
NET ASSETS -- End of Period.............  $ 96,007,278    $ 95,246,288     $ 6,625,953        $1,642,020           $5,274,139
                                          -------------   -------------   --------------   ----------------       -----------
                                          -------------   -------------   --------------   ----------------       -----------
SHARES
  Sold..................................     5,368,655      13,842,072         527,705           160,724              340,583
  Issued in Reinvestment of
    Distributions.......................            --              --              --                75                   --
  Redeemed..............................    (5,169,399)     (6,098,372)       (105,284)             (851)             (45,640)
                                          -------------   -------------   --------------   ----------------       -----------
    Net Increase in Shares..............       199,256       7,743,700         422,421           159,948              294,943
                                          -------------   -------------   --------------   ----------------       -----------
                                          -------------   -------------   --------------   ----------------       -----------

 *FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.
**FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         AGGRESSIVE GROWTH
                                                             PORTFOLIO
                                          ------------------------------------------------
                                              FOR THE           FOR THE         FOR THE
                                          SIX MONTHS ENDED    YEAR ENDED     PERIOD ENDED
                                           JUNE 30, 1997     DECEMBER 31,    DECEMBER 31,
                                            (UNAUDITED)          1996            1995*
                                          ----------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................        $12.25            $9.99          $10.00
                                               -------       -------------   -------------
  Income from Investment Operations:
    Net Investment Income (Loss)........        (0.063)          (0.120)          0.002
    Net Realized and Unrealized Gains
      (Losses) on Securities............        (0.147)           2.380          (0.012)
                                               -------       -------------   -------------
      Total from Investment
        Operations......................        (0.210)           2.260          (0.010)
                                               -------       -------------   -------------
  Distributions to Shareholders:
    From Net Investment Income..........            --               --              --
    From Net Realized Capital Gains.....            --               --              --
                                               -------       -------------   -------------
      Total Distributions to
        Shareholders....................            --               --              --
                                               -------       -------------   -------------
  Net Increase (Decrease) in Net Asset
    Value...............................         (0.21)            2.26           (0.01)
                                               -------       -------------   -------------
  Net Asset Value -- End of Period......        $12.04           $12.25           $9.99
                                               -------       -------------   -------------
                                               -------       -------------   -------------

TOTAL INVESTMENT RETURN.................         (1.71)%(A)       22.62%          (0.10)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note
    2)..................................          2.00%(B)         2.00%           2.00%(B)
  Expenses Before Reimbursement (Note
    2)..................................          2.20%(B)         2.22%          27.25%(B)
  Net Investment Income (Loss)..........         (1.14)%(B)       (1.57)%          2.59%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         138.4%           169.0%             --
  Net Assets at End of Period (000's
    omitted)............................       $96,007          $95,246            $300
  Number of Shares Outstanding at End of
    Period (000's omitted)..............         7,973            7,774              30
  Average Commission Rate Paid (C)......       $0.0379          $0.0389              --

------------------------------------------------------
(A) Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

* FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       AGGRESSIVE
                                                           MID CAP GROWTH               SMALL CAP
                                                             PORTFOLIO                  PORTFOLIO
                                                  --------------------------------   ---------------
                                                      FOR THE           FOR THE          FOR THE
                                                  SIX MONTHS ENDED   PERIOD ENDED     PERIOD ENDED
                                                   JUNE 30, 1997     DECEMBER 31,    JUNE 30, 1997**
                                                    (UNAUDITED)          1996*         (UNAUDITED)
                                                  ----------------   -------------   ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Period........        $10.27           $10.00           $15.64
                                                       -------       -------------       -------
  Income from Investment Operations:
    Net Investment Income (Loss)................        (0.019)           0.005           (0.010)
    Net Realized and Unrealized Gains on
      Securities................................         1.129            0.270            2.250
                                                       -------       -------------       -------
      Total from Investment Operations..........         1.110            0.275            2.240
                                                       -------       -------------       -------
  Distributions to Shareholders:
    From Net Investment Income..................            --           (0.005)              --
    From Net Realized Capital Gains.............            --               --               --
                                                       -------       -------------       -------
      Total Distributions to Shareholders.......            --           (0.005)              --
                                                       -------       -------------       -------
  Net Increase in Net Asset Value...............          1.11             0.27             2.24
                                                       -------       -------------       -------
  Net Asset Value -- End of Period..............        $11.38           $10.27           $17.88
                                                       -------       -------------       -------
                                                       -------       -------------       -------

TOTAL INVESTMENT RETURN.........................         10.81%(A)         2.75%(A)        14.32%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).........          2.00%(B)         2.00%(B)         1.55%(B)
  Expenses Before Reimbursement (Note 2)........          3.47%(B)       113.02%(B)         6.90%(B)
  Net Investment Income (Loss)..................         (0.53)%(B)        0.87%(B)        (0.36)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.......................          89.9%              --             26.0%
  Net Assets at End of Period (000's omitted)...       $ 6,626          $ 1,642          $ 5,274
  Number of Shares Outstanding at End of Period
    (000's omitted).............................           582              160              295
  Average Commission Rate Paid (C)..............       $0.0316          $0.0300          $0.0368

-----------------------------------------------
(A) Total returns for periods of less than one year are not annualized.
(B) Annualized.
(C) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

 * FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996.
** FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund presently consists of three separate portfolios: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, and the Aggressive Small Cap Portfolio, a diversified open-end management company portfolio. Each portfolio has its own investment objective. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Fund totaling $126,000 are being deferred and amortized over 60 months beginning with the public offering of shares of the Aggressive Growth Portfolio. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 1997, unamortized organization costs were $87,990.

2. Investment Advisory Fees and Other Transactions With Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.25% of the daily net asset of the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio, and 1.15% of the daily net assets of the Aggressive Small Cap Portfolio. The Adviser receives an annual fee equal to 0.25% of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1996, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the six months ended June 30, 1997, the Adviser paid operating expenses of the Aggressive Growth Portfolio, Mid Cap Growth Portfolio and

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

Aggressive Small Cap Portfolio totaling $197,795, $36,034 and $44,152, respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Small Cap Portfolio reimbursed, $109,187, $5,224 and $1,213, respectively, of such expenses.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $7,500 annually. For the six months ended June 30, 1997, Trustees' fees totaled $15,000.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio and the Mid Cap Growth Portfolio for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the six months ended June 30, 1997, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                         AGGRESSIVE      MID CAP    AGGRESSIVE
                                                                           GROWTH        GROWTH      SMALL CAP
                                                                          PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                        -------------  -----------  -----------
Purchases.............................................................  $ 116,443,657  $ 7,925,345  $ 5,190,717
                                                                        -------------  -----------  -----------
                                                                        -------------  -----------  -----------
Sales.................................................................  $ 116,123,851  $ 3,513,566  $   862,735
                                                                        -------------  -----------  -----------
                                                                        -------------  -----------  -----------

JUNE 30, 1997 (UNAUDITED)                        THE NAVELLIER PERFORMANCE FUNDS
------------------------------------------------------------------

6. Net Unrealized Appreciation/Depreciation of Investments

    Net unrealized appreciation as of June 30, 1997, based on the cost for Federal income tax purposes is as follows:

                                                                          AGGRESSIVE     MID CAP    AGGRESSIVE
                                                                            GROWTH       GROWTH      SMALL CAP
                                                                          PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                         ------------  -----------  -----------
Gross Unrealized Appreciation..........................................  $ 13,897,158  $   772,710  $   590,585
Gross Unrealized Depreciation..........................................    (1,546,172)     (20,365)     (37,027)
                                                                         ------------  -----------  -----------
Net Unrealized Appreciation............................................  $ 12,350,986  $   752,345  $   553,558
                                                                         ------------  -----------  -----------
                                                                         ------------  -----------  -----------
Cost of Investments for Federal Income Tax Purposes....................  $ 83,314,067  $ 5,882,320  $ 5,049,737
                                                                         ------------  -----------  -----------
                                                                         ------------  -----------  -----------

7. Net Assets

    At June 30, 1997, net assets consisted of the following:

                                                                          AGGRESSIVE      MID CAP    AGGRESSIVE
                                                                            GROWTH        GROWTH      SMALL CAP
                                                                           PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                                         -------------  -----------  -----------
Paid-in-Capital........................................................  $  98,239,814  $ 5,999,607  $ 4,720,047
Undistributed Net Investment Loss......................................       (499,155)     (11,147)      (2,887)
Accumulated Net Realized Gain (Loss) on Investments....................    (14,084,367)    (114,852)       3,421
Net Unrealized Appreciation of Investments.............................     12,350,986      752,345      553,558
                                                                         -------------  -----------  -----------
NET ASSETS.............................................................  $  96,007,278  $ 6,625,953  $ 5,274,139
                                                                         -------------  -----------  -----------
                                                                         -------------  -----------  -----------

8. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and realized gains/losses are reclassified to paid-in-capital. As of December 31, 1996, net investment losses were reclassified to paid-in-capital as follows:

                                                                             AGGRESSIVE    MID CAP   AGGRESSIVE
                                                                               GROWTH      GROWTH     SMALL CAP
                                                                             PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                                            ------------  ---------  -----------
Reduction of paid-in-capital..............................................  $    927,522         --           --

    At December 31, 1996, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                             AGGRESSIVE    MID CAP   AGGRESSIVE
                                                                               GROWTH      GROWTH     SMALL CAP
EXPIRES DECEMBER 31,                                                         PORTFOLIO    PORTFOLIO   PORTFOLIO
--------------------------------------------------------------------------  ------------  ---------  -----------
2004......................................................................  $ 11,993,069         --           --

                                            [PICTURE]
                                            NAVELLIER
                                        PERFORMANCE FUNDS

                                        SEMI-ANNUAL REPORT
                                           JUNE 30, 1997







       NAVELLIER OFFICES:
ONE EAST LIBERTY THIRD FLOOR
      RENO, NEVADA 89501
       800-887-8671 P.S.T.

 CUSTODIAN & TRANSFER AGENT:
RUSHMORE TRUST AND SAVINGS, FSB
      4922 FAIRMONT AVENUE
       BETHESDA, MD 20814
       800-622-1386 E.S.T.